SHORT-TERM BANK BORROWINGS (Details)			12 Months Ended
	Jul. 20, 2020 CNY (¥)	Jun. 12, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jul. 23, 2021 CNY (¥)	May 17, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 12, 2019 CNY (¥)
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings			¥ 180,000,000		¥ 180,000,000
Maximum credit facility amount			20,000,000
Restricted cash			223,971,197		168,469,077		$ 35,145,968
Drawdowns repaid			340,000,000	$ 53,353,419	217,394,132	¥ 228,864,111
Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings			¥ 0
Interest rate (in percent)			3.50%				3.50%
Restricted cash			¥ 120,000,000
Change in interest rate due to roll over (in percent)			3.20%	3.20%
Changzhou Niudian
SHORT-TERM BANK BORROWINGS
Restricted cash								¥ 40,000,000
China Merchants Bank
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings			¥ 20,000,000
China Merchants Bank | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings									¥ 20,000,000
Debt term			12 months	12 months
Maximum credit facility amount			¥ 200,000,000
Interest rate (in percent)									3.50%
Bank of China loan
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings					20,000,000
Bank of China loan | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings	¥ 20,000,000											¥ 20,000,000
Debt term	1 year
Maximum credit facility amount										¥ 100,000,000
Interest rate (in percent)	3.85%											4.5675%
SPD Silicon Valley Bank loan
SHORT-TERM BANK BORROWINGS
Collateral deposits											¥ 176,000,000
SPD Silicon Valley Bank loan | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings			160,000,000		160,000,000
Face amount		¥ 60,000,000	160,000,000								80,000,000
Maximum credit facility amount			120,000,000								160,000,000
Collateral deposits		132,000,000									176,000,000
Restricted cash			176,141,464		168,469,077
SPD Silicon Valley Bank loan | Changzhou Niudian
SHORT-TERM BANK BORROWINGS
Face amount		¥ 60,000,000									¥ 80,000,000
Maximum credit facility amount			40,000,000
SPD Silicon Valley Bank loan | Beijing Niudian [Member] | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS
Debt term		12 months
Maximum credit facility amount		¥ 120,000,000
Bank of Ningbo loan
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings			¥ 160,000,000		¥ 160,000,000